Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 17,958	$ 0
Increase in goodwill related to acquisition	56,959	17,931
Foreign currency translation adjustment	1,103	27
Impairment losses	0	0
Ending balance	76,020	17,958
Operating Segments [Member] | Consumer [Member]
Goodwill [Line Items]
Beginning balance	15,858	0
Increase in goodwill related to acquisition	45,691	15,848
Foreign currency translation adjustment	942	10
Impairment losses	0	0
Ending balance	62,491	15,858
Operating Segments [Member] | Enterprise [Member]
Goodwill [Line Items]
Beginning balance	2,100	0
Increase in goodwill related to acquisition	11,268	2,083
Foreign currency translation adjustment	161	17
Impairment losses	0	0
Ending balance	$ 13,529	$ 2,100